Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000096664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.19%	3.96%	5.04%
C000096666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.01%	4.06%	4.68%
C000148125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000113857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096664
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	4.92%	5.53%
Without Sales Load [Member] | C000096666
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	4.06%	4.68%
Without Sales Load [Member] | C000148125
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	5.19%	5.80%
Without Sales Load [Member] | C000113857
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	5.09%	5.70%
Without Sales Load [Member] | C000096667
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.16%	5.77%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.54%	6.06%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.54%	6.06%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.54%	6.06%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.54%	6.06%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.54%	6.06%